UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Jennison Mid-Cap Growth Fund, Inc

Schedule of Investments

as of November 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS
	Aerospace & Defense 0.8%
234,700	Spirit AeroSystems Holdings, Inc. (Class A)(a)	$8,202,765

	Air Freight & Logistics 1.3%
270,600	Expeditors International of Washington Inc (b)	12,696,552

	Capital Markets 4.0%
369,800	Eaton Vance Corp.(b)	16,182,448
150,600	T. Rowe Price Group, Inc.(b)	9,258,888
803,600	TD Ameritrade Holding Corp.(a)	15,019,284

		40,460,620

	Chemicals 5.2%
352,600	Ecolab, Inc.	16,889,540
93,000	Monsanto Co.	9,241,410
515,200	Nalco Holdings Co.	12,344,192
269,000	Sigma-Aldrich Corp.	14,162,850

		52,637,992

	Commercial Services & Supplies 7.0%
991,400	Allied Waste Industries, Inc.(a)(b)	11,311,874
197,600	Corporate Executive Board Co.(The)(b)	13,256,984
562,805	Iron Mountain, Inc.(a)(b)	20,531,126
313,315	Paychex, Inc. (b)	12,219,285
219,900	Stericycle, Inc.(a)	12,941,115

		70,260,384

	Communications Equipment 1.9%
660,770	Comverse Technology, Inc.(a)	10,704,474
279,400	Juniper Networks, Inc.(a)	8,303,768

		19,008,242

	Computers & Peripherals 0.6%
892,800	Brocade Communications System, Inc.(a)	6,508,512

	Consumer Finance 0.9%
112,875	Alliance Data Systems Corp.(a)(b)	8,770,388

	Diversified Consumer Services 0.8%
158,500	Weight Watchers International, Inc.(b)	7,568,375

	Diversified Telecommunication Services 0.1%
46,300	Time Warner Telecom, Inc.(Class A)(a)(b)	1,038,509

	Electrical Equipment 2.3%
534,950	Ametek, Inc.	23,537,800

	Electronic Equipment & Instruments 1.6%
205,000	Amphenol Corp. (Class A)(b)	8,886,750
349,000	Insight Enterprises, Inc.(a)	6,913,690

		15,800,440

	Energy Equipment & Services 3.8%
183,100	Cameron International Corp.(a)	17,070,413
207,100	FMC Technologies, Inc.(a)	11,510,618
297,400	Pride International, Inc.(a)	9,805,278

		38,386,309

	Food Products 2.1%
664,600	ConAgra Foods, Inc.	16,628,292
190,200	Dean Foods Co.	4,743,588

		21,371,880

	Health Care Equipment & Supplies 5.9%
319,565	DENTSPLY International, Inc.	13,670,991
170,400	Hologic, Inc. (a)(b)	11,312,856
143,500	Inverness Medical Innovations, Inc. (a)	8,420,580
261,800	Resmed, Inc.(a)( b)	11,990,440
293,300	Respironics, Inc.(a)	14,447,958

		59,842,825

	Health Care Providers & Services 8.7%
414,800	DaVita, Inc.(a)	25,701,008
204,100	Express Scripts, Inc.(a)	13,827,775
141,200	Henry Schein, Inc.(a)(b)	8,351,980
418,300	Omnicare, Inc.(b)	10,658,284
265,900	Patterson Companies., Inc.(a)(b)	8,556,662
370,000	Quest Diagnostics, Inc.(b)	20,372,200

		87,467,909

	Health Care Technology 0.7%
118,100	Cerner Corp.(a)(b)	7,056,475

	Hotels, Restaurants & Leisure 2.7%
385,700	Tim Hortons, Inc.(b)	14,822,451
341,700	YUM! Brands, Inc.	12,694,155

		27,516,606

	Household Products 1.1%
166,900	Clorox Co. (The)	10,828,472

	Independent Power Producers & Energy Traders 0.7%
327,700	AES Corp. (The)(a)	7,160,245

	Insurance 2.1%
261,000	Axis Capital Holdings Ltd.	9,954,540
347,000	W.R. Berkley Corp.	10,611,260

		20,565,800

	Internet & Catalog Retail 0.8%
291,600	GSI Commerce, Inc.(a)(b)	7,616,592

	Internet Software & Services 1.6%
192,500	Akamai Technologies, Inc.(a)(b)	7,326,550
37,300	Equinix, Inc.(a)(b)	3,883,303
121,800	VeriSign Inc. (a)(b)	4,981,620

		16,191,473

	IT Services 1.1%
225,010	CheckFree Corp.(a)(b)	10,710,476

	Leisure Equipment & Products 0.2%
95,333	Activision, Inc.(a)	2,111,626

	Machinery 6.0%
208,500	Danaher Corp. (b)	18,101,970
230,100	Dover Corp.	10,649,028
422,300	IDEX Corp. (b)	15,076,110
257,200	ITT Corp.	16,573,968

		60,401,076

	Media 1.3%
196,625	Entravision Communications Corp. (Class A)(a)(b)	1,470,755
561,300	Regal Entertainment Group (Class A)(b)	11,108,127

		12,578,882

	Metals & Mining 1.5%
464,500	Goldcorp, Inc. (b)	15,054,445

	Oil, Gas & Consumable Fuels 7.6%
92,100	Denbury Resources, Inc. (a)	4,910,772
161,700	Frontier Oil Corp.	7,147,140
71,000	Murphy Oil Corp.	5,077,920
98,400	Newfield Exploration Co. (a)	4,905,240
69,100	Noble Energy, Inc. (b)	4,977,964
177,100	Range Resources Corp.	7,204,428
450,400	Southwestern Energy Co.(a)	22,416,408
325,600	XTO Energy, Inc. (b)	20,128,592

		76,768,464

	Paper & Forest Products 0.5%
629,300	Domtar Corp.(a)	4,782,680

	Real Estate Investment Trusts 0.6%
370,800	Annaly Mortgage Management, Inc.	6,381,468

	Semiconductors & Semiconductor Equipment 3.2%
472,795	Broadcom Corp. (Class A)(a)	12,642,538
994,600	Integrated Device Technology, Inc.(a)(b)	12,064,498
138,700	KLA-Tencor Corp.	6,668,696
129,200	PMC - Sierra, Inc.(a)(b)	906,984

		32,282,716

	Software 5.4%
247,076	Adobe Systems, Inc.(a)	10,411,783
284,000	Amdocs Ltd.(a)	9,397,560
104,400	Autodesk, Inc.(a)(b)	4,916,196
459,800	Check Point Software Technologies Ltd. (a)	10,492,636
98,270	Citrix Systems, Inc.(a)	3,634,025
236,100	Electronic Arts, Inc.(a)(b)	13,266,459
77,600	Quest Software, Inc.(a)	1,254,792
158,000	TIBCO Software, Inc.(a)	1,237,140

		54,610,591

	Specialty Retail 2.1%
307,435	Ross Stores, Inc. (b)	8,110,135
478,420	Urban Outfitters, Inc.(a)	12,534,604

		20,644,739

	Textiles, Apparel & Luxury Goods 1.1%
268,400	Phillips-Van Heusen Corp.	11,385,528

	Trading Companies & Distributors 1.4%
364,500	Fastenal Co.(b)	14,448,780

	Wireless Telecommunication Services 7.6%
484,000	American Tower Corp. (Class A)(a)	22,041,360
207,400	Clearwire Corp. (Class A)(a)(b)	3,229,218
416,750	Crown Castle International Corp.(a)(b)	17,482,663
616,990	NII Holdings, Inc.(a)(b)	34,033,167

		76,786,408

Total long-term investments (cost $ 801,999,355)		969,443,044

SHORT-TERM INVESTMENT 32.4%
Affiliated Money Market Mutual Fund
326,230,693	Dryden Core Investment Fund-Taxable Money Market Series (cost $326,230,693; includes $287,552,948 of cash collateral received for securities on loan)(c)(d)	326,230,693

Total Investments 128.7% (cost $1,128,230,048)(e)		1,295,673,737

Liabilities in excess of other assets (28.7%)		(288,955,117)

Net Assets 100.0%		$1,006,718,620

(a)	Non–income producing security.
(b)	All or portion of a security is on loan. The aggregate market value of such securities is $278,192,189; cash collateral of $287,552,948 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,129,200,409	$191,515,522	$(25,042,194)	$166,473,328

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.